Investments - Net Unrealized Gains and Losses on Available-for-Sale Securities and Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Net Unrealized Gains and Losses on Available-for-Sale Securities and Derivative Instruments
Net unrealized gains (losses) on fixed maturities, available-for-sale	$ (7,552.8)	$ 5,094.3
Net unrealized gains (losses) on derivative instruments	50.8	80.1
Adjustments for assumed changes in amortization patterns	649.7	(266.1)
Adjustments for assumed changes in policyholder liabilities	3.4	(664.8)
Net unrealized gains (losses) on other investments and noncontrolling interest adjustments	2.9	2.9
Provision for deferred income tax benefits (taxes)	1,464.1	(891.9)
Net unrealized gains (losses) on available-for-sale securities and derivative instruments	$ (5,381.9)	$ 3,354.5